Additional Notes (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Future Minimum Payments
The future minimum payments under
non-cancelable
leases of
low-value
assets and contracts for insurance and other services on December 31, 2020 were as follows:

in 000’ €	Leases of Low- Value Assets and Short-Term Leases	Performance Share Unit Programs	Other	Total
Up to One Year	44	0	7,406	7,450
Between One and Five Years	0	1,868	992	2,860
More than Five Years	0	0	0	0

Total	44	1,868	8,398	10,310

Additionally, the future payments shown in the table below may become due for outsourced studies after December 31, 2020. These amounts could be shifted or substantially lower due to changes in the study timeline or premature study termination.

in million €	Total 2020
Up to One Year	111.7
Between One and Five Years	81.6
More than Five Years	0.0

Total	193.3